Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Clearwater Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000811161_SupplementTextBlock

CLEARWATER INVESTMENT TRUST

CLEARWATER CORE EQUITY FUND

SUPPLEMENT TO THE PROSPECTUS ("PROSPECTUS")
DATED APRIL 30, 2014

The date of this Supplement is February 10, 2015.

Important Notice Regarding Change in Subadvisers for Clearwater Core Equity Fund

Effective January 29, 2015, the Board of Trustees has approved the termination of the investment advisory agreements with two of the subadvisers to the Clearwater Core Equity Fund ("Core Equity Fund"): Heartland Advisors, Inc. ("Heartland") and Knightsbridge Asset Management, LLC ("Knightsbridge"). The Board of Trustees has also approved investment advisory agreements with two new subadvisers to the Core Equity Fund: AQR Capital Management, LLC and O'Shaughnessy Asset Management, LLC.

Accordingly, the Prospectus is amended as follows.

1.	The section titled "SUMMARY SECTION – Clearwater Core Equity Fund – Principal Investment Strategies" in the Prospectus will be deleted and replaced with the following:

Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The equity securities in which the Fund primarily invests are common and preferred stocks. The Fund employs a multi-style (growth and value) and multi-manager approach whereby portions of the Fund are allocated to different subadvisers who employ distinct investment styles. The Fund's adviser allocates portions of the Fund's assets among subadvisers. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric Portfolio Associates LLC ("Parametric"), AQR Capital Management, LLC ("AQR"), O'Shaughnessy Asset Management, LLC ("OSAM"), and Osterweis Capital Management, LLC ("Osterweis"). Fiduciary Counselling, Inc. ("FCI") also acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by the Fund's adviser.

Clearwater Management Company ("CMC") serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers. The allocation among subadvisers will vary over time, but the current intent of the Fund's adviser is that under normal market conditions approximately 60% of the Fund's total assets will be allocated to Parametric; the remaining assets will be allocated to one or more of the Fund's three other subadvisers that provide day-to-day management.

To the extent feasible, Parametric manages its portion of the Fund's assets so that its holdings match the holdings of the Russell® 1000 Index as closely as possible without requiring the Fund to realize taxable gains. The market capitalization of the companies included in the Russell 1000 Index as of May 31, 2013, was between $1.8 billion and $422 billion. AQR's strategy invests, under normal market conditions, at least 80% of the net assets, plus the amount of any borrowings for investment purposes, of the portion of the Fund it manages in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and depositary receipts). AQR follows a disciplined, systematic approach that employs multiple measures of value, momentum and profitability and seeks to invest in attractively valued companies with positive momentum and a stable business. OSAM's strategy generally seeks to provide long-term capital appreciation by creating a portfolio with exposure to value and growth stocks, mostly large capitalization. OSAM seeks companies it deems to be high quality with low valuation ratios. Osterweis invests its portion of the Fund's assets in common stocks of companies across all capitalization levels that it deems to have attractive growth prospects but considers to be undervalued or otherwise out-of-favor in the market at the time of purchase. The overall market capitalization of the Fund may cover all ranges.

2.

The following will be added to the section titled "SUMMARY SECTION – Clearwater Core Equity Fund – Principal Risks of Investing in the Fund" in the Prospectus, beneath the paragraph titled "Small-and Medium-Sized Company Risk":

Derivatives Risk

In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards and may include futures contracts, swaps and other derivative instruments. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Additionally, to the extent the Fund is required to segregate or "set aside" (often referred to as "asset segregation") liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Model and Data Risk

One or more of the Fund's subadvisers may rely heavily on quantitative models and information and data supplied by third parties ("Models and Data"). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, "model prices" will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Tax-Managed Investment Risk

Market conditions may limit the Fund's ability to generate tax losses or to generate dividend income taxed at favorable rates. Use of a tax-managed strategy for a portion of the Fund's assets may affect the investment decisions made for the Fund. For example, the Fund's tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax treatment or to sell a security in order to create tax losses. The Fund's ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although a smaller portion of the Fund's total return may consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before consideration of federal income tax consequences as non-tax managed funds. Although a tax-managed strategy is used with respect to a portion of the Fund's assets, the Fund can realize capital gains.

3.

The following will be added to the section titled "SUMMARY SECTION – Clearwater Core Equity Fund – Principal Risks of Investing in the Fund" in the Prospectus, beneath the paragraph titled "Growth Investing Risk":

Momentum Investing Risk

Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.